S000048624 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	116 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Total Market Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		23.87%	13.78%	12.49%
STOXX U.S. Small-Cap Equity Factor Index (Spliced) (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	16.71%	11.24%	10.36%
iShares U.S. Small-Cap Equity Factor ETF
Prospectus [Line Items]
Average Annual Return, Percent		16.61%	10.97%	10.03%
Performance Inception Date				Apr. 28, 2015
iShares U.S. Small-Cap Equity Factor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.19%	10.59%	9.70%
iShares U.S. Small-Cap Equity Factor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.05%	8.64%	8.16%

[1]	The STOXX U.S. Small-Cap Equity Factor Index (Spliced) reflects the performance of the MSCI USA Small Cap Diversified Multiple-Factor Index through February 28, 2023 and the STOXX U.S. Small-Cap Equity Factor Index thereafter, which reflect the times when each index was the Underlying Index of the Fund.